Restructuring (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
LAVA-051 [Member]
Restructuring
Accruals		$ 0.4	$ 1.4
Invoices received		1.0
Provision for discontinuance of ongoing clinical trial of LAVA-051
Restructuring
Percentage of reduction in workforce U S and the Netherlands	36
Changes in provision		$ 0.5